Dividends - Summary of Franking Credits (Parenthetical) (Detail) $ in Millions	12 Months Ended
Jun. 30, 2019 USD ($)
BHP Group Limited [member]
Disclosure of dividends [line items]
Decrease in franking account balance due to payment of final dividend	$ 984